Earnings per share - Additional Information (Details)				3 Months Ended	9 Months Ended
	Jul. 01, 2022	Jun. 30, 2021	Jun. 17, 2020	Sep. 30, 2022 shares	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required					10 days
January 1, 2018
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)				25,655
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	24,759	24,759	32,140		13,807	24,406
Key management personnel of entity or parent
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				29,676